Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current assets
Property and equipment	$ 803,000		$ 624,000	[1]
Intangible assets, excluding goodwill	351,000		283,000	[1]
Goodwill	124,000		14,000	[1]	$ 14,000
Investments and derivatives	2,000			[1]
Other assets	65,000		80,000	[1]
Total non-current assets	1,345,000		1,001,000	[1]
Current assets
Inventories	2,000		3,000	[1]
Trade and other receivables	37,000		40,000	[1]
Receivables from related parties	48,000		363,000	[1]
Other financial assets			8,000	[1]
Investments and derivatives	102,000		94,000	[1]
Other assets	27,000		26,000	[1]
Cash and cash equivalents	472,000		674,000	[1]	425,000
Total current assets	688,000		1,208,000	[1]
Total assets	2,033,000	$ 100	2,209,000	[1]
Equity
Issued capital		100
Liabilities
Net investment
Equity attributable to equity owners of the parent	1,236,000		1,080,000	[1]
Total equity	1,236,000	100	1,080,000	[1]
Non-current liabilities
Debt and derivatives	275,000		225,000	[1]
Provisions	6,000		4,000	[1]
Deferred tax liabilities	18,000		6,000	[1]
Other liabilities	7,000		7,000	[1]
Total non-current liabilities	306,000		242,000	[1]
Current liabilities
Trade and other payables	137,000		132,000	[1]
Debt and derivatives	227,000		669,000	[1]
Provisions	8,000		6,000	[1]
Current income tax payables	18,000		23,000	[1]
Other liabilities	101,000		57,000	[1]
Total current liabilities	491,000		887,000	[1]
Total equity and liabilities	$ 2,033,000	100	2,209,000	[1]
Assets
Other current assets – related parties		$ 100
VEON Holdings B.V.
Non-current assets
Property and equipment			624,000		597,000
Intangible assets, excluding goodwill			297,000		272,000
Loan receivable from VEON Amsterdam					343,000
Other assets			80,000		67,000
Total non-current assets			1,001,000		1,279,000
Current assets
Inventories			3,000		4,000
Trade and other receivables			40,000		55,000
Receivables from related parties			363,000
Other financial assets			8,000
Investments and derivatives			94,000		207,000
Other assets			26,000		13,000
Cash and cash equivalents			674,000		425,000
Total current assets			1,208,000		704,000
Total assets			2,209,000		1,983,000
Net investment
Equity attributable to equity owners of the parent			1,080,000		887,000
Total equity			1,080,000		887,000
Non-current liabilities
Debt and derivatives			225,000		815,000
Provisions			4,000		3,000
Deferred tax liabilities			6,000		5,000
Other liabilities			7,000		8,000
Total non-current liabilities			242,000		831,000
Current liabilities
Trade and other payables			132,000		120,000
Debt and derivatives			669,000		83,000
Provisions			6,000		5,000
Current income tax payables			23,000		16,000
Other liabilities			57,000		41,000
Total current liabilities			887,000		265,000
Total equity and liabilities			$ 2,209,000		$ 1,983,000

[1]	prior period comparatives have been reclassified to conform with the current period presentation